Financial risk management - Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 188,424,277	₩ 176,231,471
Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	40,862	35,450
Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,415,254	1,879,946
Securities at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	76,597,261	70,231,449
Securities at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	71,104,192	67,005,824
Securities at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	4,869,401	3,097,328
Securities at FVTPL | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	623,668	128,297
Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	7,153,950	10,279,257
Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	6,536,859	9,576,896
Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	617,091	702,361
Securities at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	103,216,950	93,805,369
Securities at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	101,282,906	92,016,210
Securities at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,934,044	1,789,159
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	53,862,040	50,554,491
Level 1 | Securities at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	15,722,584	13,617,190
Level 1 | Securities at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	12,198,754	11,870,768
Level 1 | Securities at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,900,162	1,618,125
Level 1 | Securities at FVTPL | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	623,668	128,297
Level 1 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	63,896	85,439
Level 1 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	63,896	85,439
Level 1 | Securities at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	38,075,560	36,851,862
Level 1 | Securities at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	37,077,188	35,984,894
Level 1 | Securities at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	998,372	866,968
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	113,164,135	105,403,285
Level 2 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	40,862	35,450
Level 2 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	506,781	745,412
Level 2 | Securities at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	41,926,088	39,116,466
Level 2 | Securities at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	41,464,110	39,052,189
Level 2 | Securities at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	461,978	64,277
Level 2 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	6,493,825	9,474,641
Level 2 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,876,734	8,772,280
Level 2 | Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	617,091	702,361
Level 2 | Securities at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	64,196,579	56,031,316
Level 2 | Securities at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	64,196,579	56,031,316
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	21,398,102	20,273,695
Level 3 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	908,473	1,134,534
Level 3 | Securities at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	18,948,589	17,497,793
Level 3 | Securities at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	17,441,328	16,082,867
Level 3 | Securities at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,507,261	1,414,926
Level 3 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	596,229	719,177
Level 3 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	596,229	719,177
Level 3 | Securities at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	944,811	922,191
Level 3 | Securities at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	9,139
Level 3 | Securities at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 935,672	₩ 922,191